THE NEW ECONOMY FUND
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200


CHAD L. NORTON
Secretary


February 5, 2004


Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: The New Economy Fund
     File Nos.  811-3735
                2-83848

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 1/30/04 of Registrant's Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Chad L. Norton
                                             Chad L. Norton
                                             Secretary



cc:   Linda Stirling
     (Division of Investment Management)